Summary of significant accounting policies (Details Narrative) - USD ($)			6 Months Ended		9 Months Ended	12 Months Ended
	May 04, 2017	May 03, 2017	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2016	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Mar. 31, 2017	Apr. 03, 2016	Mar. 31, 2016
Cash			$ 5,680		$ 0	$ 60,790	$ 5,377	$ 100		$ 100			$ 0
Impairment of long-lived assets						0	0
Sales returns						$ 0	0
Value added tax rate						17.00%
Penalties or interest						$ 0	0
Revenues			$ 664,093	$ 756,063	$ 0	1,219,650	1,217,588	$ 0		$ 0
Accounts receivable						326,891	$ 363,491
Antidilutive securities								0		0
James M. Cassidy [Member]
Shares cancelled		19,500,000
Shares outstanding		20,000,000
Shares issued	8,000,000
Revenue Benchmark [Member]
Concentration							10.00%
Revenue Benchmark [Member] | Three Customer
Revenues						$ 664,349
Concentration						55.00%
Accounts receivable						$ 7,201
Purchases [Member] | Two Vendor
Concentration						89.00%
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Cash							$ 5,377		$ 948			$ 5,377		$ 948
Impairment of long-lived assets							0		0
Sales returns							$ 0		0
Value added tax rate							17.00%
Penalties or interest							$ 0		0
Revenues							1,217,588		259,541
Accounts receivable							363,491		$ 503,579
CHINA BIO-TECHNOLOGY HOLDINGS [Member] | Accounts Receivable [Member]
Accounts receivable							$ 0				$ 151,821
CHINA BIO-TECHNOLOGY HOLDINGS [Member] | Revenue Benchmark [Member]
Concentration							10.00%
CHINA BIO-TECHNOLOGY HOLDINGS [Member] | Revenue Benchmark [Member] | Five Vendor
Concentration							94.00%
CHINA BIO-TECHNOLOGY HOLDINGS [Member] | Revenue Benchmark [Member] | Two Customer
Revenues							$ 383,248
Concentration							31.00%